INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

8.	INCOME TAXES

The Company recorded no income tax provision at June 30, 2024 and December 31, 2023 because of anticipated losses for the 2024 fiscal year and actual losses incurred in 2023.

The Company estimates its annual effective income tax rate in recording its quarterly provision for income taxes in the various jurisdictions in which it operates. Statutory tax rate changes and other significant or unusual items are recognized as discrete items in the quarter in which they occur. The Company recorded no income tax expense for the six months ended June 30, 2024 because the Company expects to incur a tax loss in the current year. Similarly, no income tax expense was recognized for the year ended December 31, 2023.

The Company had a Gross deferred tax asset related to federal net operating loss carryforwards of $71,123,129 and $69,594,386 at June 30, 2024 and December 31, 2023, respectively. The federal net operating loss carryforward will begin to expire in 2034. Realization of the deferred tax asset is dependent, in part, on generating sufficient taxable income prior to expiration of the loss carryforwards. The Company has placed a 100% valuation allowance against the net deferred tax asset because future realization of these assets is not assured.

8.	INCOME TAXES

The Company recorded no income tax provision at December 31, 2023 and December 31, 2022 because of anticipated losses for the 2024 fiscal year and actual losses incurred in 2023.

The Company estimates its annual effective income tax rate in recording its provision for income taxes in the various jurisdictions in which it operates. Statutory tax rate changes and other significant or unusual items are recognized as discrete items in the quarter in which they occur. The Company recorded no income tax expense for the year ended December 31, 2023 because the Company incurred a tax loss in the current year. Similarly, no income tax expense was recognized for the year ended December 31, 2022.

	Year ended	Year ended
	December 31, 2023	December 31, 2022
Total Deferred Tax Assets	$10,319,663	$8,257,238
Valuation Allowance for Deferred Tax Assets	(10,319,663)	(8,257,238)
Deferred Tax Assets, net of valuation allowance	-	-

Total Net Deferred Tax Asset	$-	$-

The Company had a gross deferred tax asset related to federal net operating loss carryforwards of $69,594,386 and $55,153,554 at December 31, 2023 and December 31, 2022, respectively. The federal net operating loss carryforward will begin to expire in 2034. Realization of the deferred tax asset is dependent, in part, on generating sufficient taxable income prior to expiration of the loss carryforwards. The Company has placed a 100% valuation allowance against the net deferred tax asset because future realization of these assets is not assured.